SCHEDULE OF DEFERRED TAX ASSETS (Details) - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Operating Loss Carryforwards [Line Items]
Net Deferred Tax Assets	$ 116,111
Domestic Tax Authority [Member]
Operating Loss Carryforwards [Line Items]
NOL carryforward (based on last tax return filed per Indian Income Tax laws)	1,949,739	747,748
Stock-based compensation	683,299	28,174
Depreciation		(1,616)
Net Deferred Tax Assets	2,633,038	774,306
Less: Valuation allowance	(2,633,038)	(774,306)
Net Deferred Tax Asset
India Based Entity [Member]
Operating Loss Carryforwards [Line Items]
NOL carryforward (based on last tax return filed per Indian Income Tax laws)		43,140
Net Deferred Tax Assets	116,111	148,043
Less: Valuation allowance	0	(148,043)
Net Deferred Tax Asset	116,111
Difference between book and tax base of fixed assets	32,370	43,868
Provision for gratuity	26,286	27,189
Provision for leave encashment	10,429	11,030
Operating lease	47,026	5,170
Timing difference on TDS under 40a(ia)		9,002
MAT credit		$ 8,644